Guarantee liabilities and risk assurance liabilities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Guarantor Obligations [Line Items]
Risk Assurance Liabilities Maximum Exposure	¥ 53,000,000	$ 8,000,000	¥ 11,916,000,000
Maximum potential undiscounted future payment	¥ 221,000,000	$ 34,000,000	¥ 2,223,000,000
Minimum [Member]
Guarantor Obligations [Line Items]
Initial term of the guarantee	1 month
Remaining term of the guarantee	1 month
Maximum [Member]
Guarantor Obligations [Line Items]
Initial term of the guarantee	4 years
Remaining term of the guarantee	2 years 6 months
Risk Assurance Liabilities [Member] | Minimum [Member]
Guarantor Obligations [Line Items]
Initial term of risk assurance liability	1 month
Remaining term of risk assurance liability	1 month
Risk Assurance Liabilities [Member] | Maximum [Member]
Guarantor Obligations [Line Items]
Initial term of risk assurance liability	18 months
Remaining term of risk assurance liability	5 months